Inventories (Details) - Mafco Worldwide & Merisant - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Raw materials and supplies	$ 84.0	$ 89.6	$ 87.2
Work in process	0.5	0.4	0.5
Finished goods	31.9	31.1	35.8
Total inventories	$ 116.4	$ 121.1	$ 123.5